Note 5 - Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Common Stock Reserved for Future Issuance [Table Text Block]
Shares
Stock warrants outstanding	2,103,814
Stock options outstanding	134,609
Stock options authorized for future grants	200,000
Total	2,438,423

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (yrs)	Aggregate Intrinsic Value
Outstanding at December 31, 2022	137,276	$28.35	9.2	$-0-
Granted	-	-
Exercised	-	-
Forfeited or expired	(2,667)	22.82
Outstanding at December 31, 2023	134,609	$28.41	8.2	$-
Exercisable at December 31, 2023	97,184	$32.35	7.9	$-

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Issue Date	Number of Shares	Exercise Price	Expiration
June 2020	4,000	$1.68	June 2025
September 2020	159,781	75.00	September 2025
February 2021	4,800	103.13	August 2024
September 2021	6,668	195.00	September 2026
December 2023	582,000	1.68	June 2029
May 2024	1,605,688	1.68	May 2029
Outstanding at June 30, 2024	2,362,937

Issue Date	Number of Shares	Exercise Price	Expiration
June 2020	8,000	$6.21	June 2025
September 2020	159,781	75.00	September 2025
September 2020	8,534	82.50	March 2024
February 2021	4,800	103.13	August 2024
September 2021	6,668	195.00	September 2026
December 2023	507,032	-0-	-
December 2023	1,408,998	6.21	June 2029
Outstanding at December 31, 2022	2,103,813